Intangible Assets and Goodwill - Additional Informatio (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment charges	$ 0	$ 0	$ 0
Goodwill impairment charges	$ 0	$ 0	$ 0